Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (as determined in accordance with the rules prescribed under Item 402(v)) to (i) each individual who has served as our principal executive officer (“PEO”) during any or all of 2021, 2022, 2023, 2024 and 2025 and (ii) our other non-PEO
named executive officers (determined as an average, as set forth below) during each of 2021, 2022, 2023, 2024 and 2025, and our financial performance. For more information about our executive compensation program, please refer to the “Compensation Discussion and Analysis” section above.

	Summary Compensation Table Total for ($)		Compensation Actually Paid to ($)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) ($)	Fee Related Earnings (FRE) (in millions) ($) (4)
Year	Marc Rowan	Leon Black	Marc Rowan	Leon Black			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)

2025	913,367	—	913,367	—	37,351,212	37,173,875	331	196	3,395	2,528

2024	763,381	—	763,381	—	23,485,050	84,829,420	372	187	4,480	2,063

2023	320,760	—	320,760	—	19,897,799	49,502,529	207	135	5,001	1,768

2022	310,011	—	310,011	—	17,204,252	10,539,452	139	110	(1,961)	1,410

2021	302,310	356,713	302,310	356,713	223,067,825	246,673,294	153	141	1,802	1,267

(1)
The
non-PEO
named executive officers in 2025 consist of Messrs. Belardi, Kelly and Zito and Ms. Chatterjee, in 2024 consist of Messrs. Belardi, Kelly and Kleinman and Ms. Chatterjee, in 2023 and 2022 consist of Messrs. Belardi, Kelly, Kleinman and John Suydam, and in 2021 consist of Messrs. Anthony Civale, Kelly, Kleinman and Zelter (as applicable, the
“Non-PEO
NEOs”).

(2)
“Compensation actually paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K
and does not reflect compensation actually earned, realized or received. To calculate the “compensation actually paid,” the following amounts were deducted from and added to the applicable “Summary Compensation Table Total” set forth above:

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)

Marc Rowan
2025	913,367	—	—	913,367
2024	763,381	—	—	763,381
2023	320,760	—	—	320,760
2022	310,011	—	—	310,011
2021	302,310	—	—	302,310

Leon Black
2021	356,713	—	—	356,713

Average of Non-PEO Named Executive Officers
2025	37,351,212	(12,930,166)	12,752,828	37,173,875
2024	23,485,050	(5,992,848)	67,337,219	84,829,420

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)
2023	19,897,799	(4,119,833)	33,724,563	49,502,529
2022	17,204,252	(3,862,211)	(2,802,589)	10,539,452
2021	223,067,825	(206,199,646)	229,805,115	246,673,294

(a)	Represents the grant date fair value of equity-based awards granted in each year, as reflected in the “Stock Awards” column of the Summary Compensation Table above.

(b)
Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 7 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025.

(3)	The Peer Group for these purposes is the Dow Jones U.S. Asset Manager Index.

(4)
Our company-selected measure is Fee Related Earnings (“FRE”). FRE is further described in our Annual Report on Form
10-K,
including a reconciliation of
non-GAAP
measures to the corresponding GAAP measure within “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Managing Business
Performance-Key
Segment and
Non-U.S.
GAAP Performance
Measures-Fee
Related Earnings, Spread Related Earnings and Principal Investing Income.”

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Marc Rowan
2025	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
Leon Black
2021	—	—	—	—	—	—	—
Average of Non-PEO Named Executive Officers
2025	9,121,344	347,891	1,973,508	(335,645)	—	1,645,730	12,752,828
2024	6,436,156	54,099,951	1,264,578	3,146,111	—	2,390,423	67,337,219
2023	3,221,302	25,586,288	1,838,687	792,835	—	2,285,451	33,724,563
2022	2,418,692	(8,434,175)	1,512,065	(480,597)	—	2,181,426	(2,802,589)
2021	118,424,882	13,410,784	95,087,132	1,483,123	—	1,399,194	229,805,115

Company Selected Measure Name	Fee Related Earnings
Named Executive Officers, Footnote	The
non-PEO
named executive officers in 2025 consist of Messrs. Belardi, Kelly and Zito and Ms. Chatterjee, in 2024 consist of Messrs. Belardi, Kelly and Kleinman and Ms. Chatterjee, in 2023 and 2022 consist of Messrs. Belardi, Kelly, Kleinman and John Suydam, and in 2021 consist of Messrs. Anthony Civale, Kelly, Kleinman and Zelter (as applicable, the
“Non-PEO
	NEOs”).
Peer Group Issuers, Footnote	The Peer Group for these purposes is the Dow Jones U.S. Asset Manager Index.
Adjustment To PEO Compensation, Footnote

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)

Marc Rowan
2025	913,367	—	—	913,367
2024	763,381	—	—	763,381
2023	320,760	—	—	320,760
2022	310,011	—	—	310,011
2021	302,310	—	—	302,310

Leon Black
2021	356,713	—	—	356,713

Average of Non-PEO Named Executive Officers
2025	37,351,212	(12,930,166)	12,752,828	37,173,875
2024	23,485,050	(5,992,848)	67,337,219	84,829,420

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)
2023	19,897,799	(4,119,833)	33,724,563	49,502,529
2022	17,204,252	(3,862,211)	(2,802,589)	10,539,452
2021	223,067,825	(206,199,646)	229,805,115	246,673,294

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Marc Rowan
2025	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
Leon Black
2021	—	—	—	—	—	—	—
Average of Non-PEO Named Executive Officers
2025	9,121,344	347,891	1,973,508	(335,645)	—	1,645,730	12,752,828
2024	6,436,156	54,099,951	1,264,578	3,146,111	—	2,390,423	67,337,219
2023	3,221,302	25,586,288	1,838,687	792,835	—	2,285,451	33,724,563
2022	2,418,692	(8,434,175)	1,512,065	(480,597)	—	2,181,426	(2,802,589)
2021	118,424,882	13,410,784	95,087,132	1,483,123	—	1,399,194	229,805,115

Non-PEO NEO Average Total Compensation Amount	$ 37,351,212	$ 23,485,050	$ 19,897,799	$ 17,204,252	$ 223,067,825
Non-PEO NEO Average Compensation Actually Paid Amount	$ 37,173,875	84,829,420	49,502,529	10,539,452	246,673,294
Adjustment to Non-PEO NEO Compensation Footnote

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)

Marc Rowan
2025	913,367	—	—	913,367
2024	763,381	—	—	763,381
2023	320,760	—	—	320,760
2022	310,011	—	—	310,011
2021	302,310	—	—	302,310

Leon Black
2021	356,713	—	—	356,713

Average of Non-PEO Named Executive Officers
2025	37,351,212	(12,930,166)	12,752,828	37,173,875
2024	23,485,050	(5,992,848)	67,337,219	84,829,420

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)
2023	19,897,799	(4,119,833)	33,724,563	49,502,529
2022	17,204,252	(3,862,211)	(2,802,589)	10,539,452
2021	223,067,825	(206,199,646)	229,805,115	246,673,294

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Marc Rowan
2025	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
Leon Black
2021	—	—	—	—	—	—	—
Average of Non-PEO Named Executive Officers
2025	9,121,344	347,891	1,973,508	(335,645)	—	1,645,730	12,752,828
2024	6,436,156	54,099,951	1,264,578	3,146,111	—	2,390,423	67,337,219
2023	3,221,302	25,586,288	1,838,687	792,835	—	2,285,451	33,724,563
2022	2,418,692	(8,434,175)	1,512,065	(480,597)	—	2,181,426	(2,802,589)
2021	118,424,882	13,410,784	95,087,132	1,483,123	—	1,399,194	229,805,115

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Rowan and Black and the average of the “compensation actually paid” to our
Non-PEO
NEOs (in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v) of Regulation
S-K)
in 2021, 2022, 2023, 2024 and 2025 and our cumulative total shareholder return (“TSR”) measured starting from December 31, 2020 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which is the Dow Jones U.S. Asset Manager Index) over the same period.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Rowan and Black and the average of the “compensation actually paid” to our non-PEO NEOs
(in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v)) in 2021, 2022, 2023, 2024 and 2025 and our net income available for our common stockholders in 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Rowan and Black and the average of the “compensation actually paid” to our non-PEO
NEOs (in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v)) in 2021, 2022, 2023, 2024 and 2025 and the performance of our company-selected measure, Fee Related Earnings, in 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Rowan and Black and the average of the “compensation actually paid” to our
Non-PEO
NEOs (in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v) of Regulation
S-K)
in 2021, 2022, 2023, 2024 and 2025 and our cumulative total shareholder return (“TSR”) measured starting from December 31, 2020 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which is the Dow Jones U.S. Asset Manager Index) over the same period.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following provides a list of the performance measures that we believe are the most important performance measures used to link compensation actually paid to company performance for 2025. We are providing this list in accordance with Item 402(v) of
Regulation S-K to
provide information on performance measures used by the Compensation Committee to determine NEO compensation. For more information, see the Compensation Discussion and Analysis above.

Fee Related Earnings
Adjusted Net Income
Realized Performance Fees
Spread Related Earnings

Total Shareholder Return Amount	$ 331	372	207	139	153
Peer Group Total Shareholder Return Amount	196	187	135	110	141
Net Income (Loss)	$ 3,395,000,000	$ 4,480,000,000	$ 5,001,000,000	$ (1,961,000,000)	$ 1,802,000,000
Company Selected Measure Amount	2,528,000,000	2,063,000,000	1,768,000,000	1,410,000,000	1,267,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	Our company-selected measure is Fee Related Earnings (“FRE”). FRE is further described in our Annual Report on Form
10-K,
including a reconciliation of
non-GAAP
measures to the corresponding GAAP measure within “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Managing Business
Performance-Key
Segment and
Non-U.S.
GAAP Performance
Measures-Fee
	Related Earnings, Spread Related Earnings and Principal Investing Income.”
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Realized Performance Fees
Measure:: 4
Pay vs Performance Disclosure
Name	Spread Related Earnings
Marc Rowan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 913,367	$ 763,381	$ 320,760	$ 310,011	$ 302,310
PEO Actually Paid Compensation Amount	$ 913,367	$ 763,381	$ 320,760	$ 310,011	$ 302,310
PEO Name	Marc Rowan	Marc Rowan	Marc Rowan	Marc Rowan	Marc Rowan
Leon Black [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 356,713
PEO Actually Paid Compensation Amount					$ 356,713
PEO Name					Leon Black
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,752,828	$ 67,337,219	$ 33,724,563	$ (2,802,589)	$ 229,805,115
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,121,344	6,436,156	3,221,302	2,418,692	118,424,882
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,891	54,099,951	25,586,288	(8,434,175)	13,410,784
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,973,508	1,264,578	1,838,687	1,512,065	95,087,132
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(335,645)	3,146,111	792,835	(480,597)	1,483,123
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,645,730	2,390,423	2,285,451	2,181,426	1,399,194
Non-PEO NEO | Deductions of Reported Equity Values from Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,930,166)	$ (5,992,848)	$ (4,119,833)	$ (3,862,211)	$ (206,199,646)